Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Basis of preparation

Basis of preparation

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union.

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousand, except when otherwise indicated (e.g. € million).

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements.

Going concern principle

Going concern principle

The consolidated financial statements have been prepared on a going concern basis. Please refer to note 5.1 for the detailed explanation of the going concern.

The Company continues to monitor potential impacts from the U.S. political environment (‘Liberation Day Trump’). For the period ended as at December 31, 2025, the estimated effects have been reflected, with no material impact on operations or financial results for the period.

New and amended standards and interpretations applicable

2.2.New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2025

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments and interpretations apply for the first time in 2025, but do not have an impact on the consolidated financial statements of the Company:

-	Amendments to IAS 21 The Effect of Changes in Foreign Exchange Rates: Lack of Exchangeability

The following amendment is not an integral part of standards and, therefore, do not have an effective date. It will also not be endorsed for use in the European Union.

-	Disclosures about Uncertainties in the Financial Statements (Illustrative Examples)

Standards and interpretations published, but not yet applicable for the annual period beginning on 1 January 2025

-	IFRS 18 Presentation and Disclosure in Financial Statements (applicable for annual periods beginning on or after 1 January 2027)
-	Amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments (applicable for annual periods beginning on or after 1 January 2026)
-	Annual Improvements – Volume 11 (applicable for annual periods beginning on or after 1 January 2026)

None of the IFRS standards issued, but not yet effective are expected to have a material impact on the Company’s financial statements, except for IFRS 18 the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss.

IFRS 18 will replace IAS 1; many of the existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it will change the presentation within the income statement. Additional requirements for management performance measures and aggregation or disaggregation could impact the disclosures as presented in the financial statements.

IFRS 18 will apply for reporting periods beginning on or after 1 January 2027 and also applies to comparative information. The Group currently does not foresee early adoption.

The changes in presentation and disclosure required by IFRS 18 might require system and process changes and the Group is currently assessing this impact.

Basis of consolidation

2.3.Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2025, 2024 and 2023.

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date control ceases.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated.

Foreign currency translations

2.4.Foreign currency translations

The consolidated financial statements are presented in Euro, which is the Company’s functional and presentation currency. For each subsidiary, the Company determines the functional currency. Items included in the financial statements of each subsidiary are measured using that functional currency.

Transactions in foreign currencies are recorded at their respective foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates prevailing at the closing date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous periods, are recognized in the consolidated income statement in the line item “financial expense” or “financial income”. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the date of the initial transactions.

On consolidation, the assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date and the income statement per quarter is translated at the average rate of the respective quarter. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the income statement.

Intangible assets

2.5.Intangible assets

Patents

Patents relate to direct attributable expenditure incurred for obtaining patent rights related to the Genio system and are carried at costs less accumulated amortization and accumulated impairment losses. Patents costs are amortized as from January 2021 together with the related Genio system capitalized development costs.

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Company can demonstrate:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The Company started recognizing the development expenditure as an asset since March 2019 triggered by obtaining CE mark for the first generation of the Genio system. As from July 2020, the Company started recognizing the development expenditure as an asset for the improved second generation of the Genio system. The asset is carried at cost less any accumulated amortization and accumulated impairment losses. Development costs include employee compensation and outsourced development expenses. Amortization of the asset begins when development is complete and the asset is available for use. The asset is depreciated on a straight-line basis over the estimated useful life (until December 2034). During the period of development, the asset is tested for impairment annually. Amortization for the first generation of the Genio system started in 2021. Following the FDA approval for the Genio system on August 8, 2025, the amortization of the related intangible assets commenced in Q3 2025. The amortization expense is recognized in research and development expense. See note 8

Property, plant and equipment

2.6.Property, plant and equipment

Property, plant and equipment are initially recorded in the statement of financial position at their acquisition cost, which includes the costs directly attributable to the acquisition and installation of the asset.

Property, plant and equipment are subsequently measured at their historical cost less accumulated depreciation and impairment, if any.

Property, plant and equipment are depreciated on a straight-line basis over their estimated useful life. The estimated useful life of each category of property, plant and equipment is as follows:

● IT equipment	3 years
● Furniture and office equipment	5 to 15 years
● Laboratory equipment	15 years
● Leasehold improvements	The shorter of lease term and 10 years

Assets under construction are not depreciated until the date that the asset is available for use.

Property, plant and equipment are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, which is the difference between the net disposal proceeds and the carrying amount of the asset, is included in the income statement when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Impairment of intangible assets and property, plant and equipment

2.7.Impairment of intangible assets and property, plant and equipment

At each reporting date, the Company assesses whether there is an indication that property, plant and equipment and intangible assets with a definite useful life may be impaired. If an indication of impairment exists, or at least annually when impairment test is required in case of intangible assets with an indefinite useful life or intangible assets not yet ready for use, the Company estimates the asset’s recoverable amount. The recoverable amount of an asset is the higher of the assets or cash-generating units (CGU) fair value less costs to sell and its value in use.

The recoverable amount is determined based on the value in use of the individual asset or the CGU. In assessing value in use, the estimated future pre-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment loss has been recognized for the asset in prior years. Such reversal is recognized in the consolidated income statement.

Financial assets

2.8.Financial assets

Financial assets mainly include trade receivables, other receivables (which gives a contractual right to receive cash or another financial asset from another entity), term accounts with an initial maturity longer than 3 months but less than 12 months and cash and cash equivalents, and are measured at amortized cost using the effective interest method, less impairment allowance. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the asset have expired or when the Company transferred its rights to receive cash flows and substantially all risks and rewards of ownership of the financial asset to another party.

Expected credit loss

The Company applies the simplified approach under IFRS 9 in measuring expected credit losses on contract assets. Under this approach, a lifetime expected credit loss allowance is recognized for all contract assets.

Expected credit losses are measured using a provision matrix based on the ageing of contract assets. The provision rates are determined based on historical collection experience, adjusted for forward-looking information where relevant, and specific customer-related facts and circumstances. Older balances are subject to higher provision rates, and contract assets are fully provided for when there is no reasonable expectation of recovery.

The expected credit loss allowance is reassessed at each reporting date and updated as necessary to reflect changes in collection patterns, known credit risks and available forward-looking information.

Financial liabilities

2.9.Financial liabilities

The financial liabilities include financial debt, derivative liabilities, trade payables and other payables.

Liabilities at amortized cost

Those financial liabilities, except for the derivative liabilities, are measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included as financial cost in the consolidated income statement. When the estimated contractual cash flows are changed, the entity recalculates the gross carrying amount of the financial liability as the present value of the changed cash flows discounted at the original effective interest rate. The difference between the recalculated carrying amount and the initial carrying amount is included in other operating income & expense in the consolidated income statement.

Liabilities at fair value with changes in fair value through profit and loss

The Company has derivative liabilities consisting of foreign currency options to hedge its contingency risk exposure to certain foreign currencies, non-closely related embedded derivatives related to a finance agreement with the European Investment Bank (“EIB”) and a convertible bond instruments.

Those derivative financial instruments are initially recorded at fair value and derivative financial instruments are subsequently remeasured at their fair value with changes in fair value recorded in the income statement under “Financial income/financial expenses”. Any transactions costs incurred are immediately recognized in the consolidated income statement.

The fair value of a hedging derivative financial instrument (foreign currency options) is classified as a non-current liability when the remaining maturity of the hedged item is more than 12 months and as a current liability when the remaining maturity of the hedged item is less than 12 months. The fair value is recorded in the consolidated balance sheet under “Other payables”. The Company does not apply hedge accounting to those derivative financial liabilities.

The Company has entered in a finance agreement with the European Investment Bank (“EIB”). This agreement is a hybrid financial instrument consisting out of a host financial loan and 3 embedded derivatives (i.e. prepayment option, partial settlement option and synthetic warrants). The prepayment option derivative held by the Company, the Synthetic Warrants issued in favor of EIB as well as the partial settlement option to settled in Warrants instead of in cash are considered to be embedded derivatives not closely related to the host financial instrument and are accounted for separately from the host contract. The Synthetic Warrants as well as the partial settlement option derivatives are however considered to be closely related to each other and are considered as one embedded derivative to be valued hereafter named Synthetic Warrants jointly. The prepayment option is accounted for at fair value through profit and loss. The fair value is determined by management using valuation techniques which are dependent on inputs such as credit ratings, probability of (a change in) the credit rating and discount rates. Synthetic Warrants are valued on basis of a binomial tree model and accounted for at fair value through profit and loss. The fair value of the Synthetic Warrants, which are not traded in an active market, is determined by management using valuation techniques which are dependent on inputs such as share prices, share volume, discount rates and foreign currency exchange rates. The effective interest rate method applied to the host financial loan considers the transaction cost of the loan as well as the initial fair value of the non-closely related embedded derivatives that are separated from the host financial instrument.

The Company entered into a bond subscription agreement with an international financial services firm for the issuance of convertible bonds for an aggregate maximum principal amount of up to €45 million (“Bond Instrument”). The financing consists of a first tranche of €22.5 million with an option to issue a second tranche of €22.5 million at the Company’s discretion, within the period commencing 7 months following the first tranche closing date to (but excluding) the date falling one month thereafter. The Bond Instrument contains a host financial liability with embedded derivatives that are closely related and embedded derivatives (full and partial conversion rights for the holder and the issuer and certain prepayment payment features) that are not closely related. Management has designated the entire Bond Instrument at fair value through profit and loss. The fair value of the Bond Instrument is determined by management using valuation techniques which are dependent on inputs such as share prices, expected volatility and discount rates. The transaction price of the Bond Instrument at initial recognition is the consideration of the first tranche for €22.5 million. Taking into account the Bond Instrument is a Level 3 fair value, the difference between the transaction price and the fair value at initial recognition is considered a ‘day 1’ result which is recognized in profit and loss on a systematic straight line basis throughout the term of the Bond Instrument. Transaction costs are recognized in financial expenses in the consolidated income statement. At each closing date, the Bond Instrument will be remeasurement at fair value with changes in fair value recognized in the income statement. In case (part of) the bond will be settled in the Company’s own equity instruments, a part of the financial liability is considered settled (“Conversion Settlement”). At each Conversion Settlement, the Bond Instrument will be remeasurement at fair value with changes in fair value recognized in the income statement, and subsequently the fair value of the consideration will be reclassified from the Bond Instrument carrying amount to Share Capital and Reserves.

Inventory

2.10.   Inventory

Inventories consist of raw materials, work-in-progress and finished goods of the Genio System and related components. Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

●	Raw materials: purchase cost based on FIFO (“first-in-first-out”) method
●	Work in progress and finished goods: measured using standard costs, which approximate actual manufacturing costs. Standard costs are reviewed periodically and material variances between standard cost and actual costs are recognized in profit or loss.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Cash and cash equivalents

2.11.   Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks, other short-term deposits with a maturity of or less than 3 months, and which are subject to an insignificant risk of changes in value.

Income taxes

2.12.   Income taxes

Income taxes include current income tax and deferred income tax.

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities. Tax rates and tax laws that are considered to determine the amount of tax assets or liabilities are those that are enacted or substantially enacted, at the reporting date.

The current income tax liability includes a liability for tax positions subject to uncertainty over income tax treatment when it is probable that an outflow of economic resources will occur. Measurement of the liability for tax positions subject to uncertainty over income tax treatment is based on either the most likely amount method or the expected value method based on the Company’s best estimate of the underlying risk.

Deferred income tax

A deferred tax effect is booked on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at reporting date.

A deferred tax liability shall be recognised for all taxable temporary differences, except to the extent that the deferred tax liability arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss); and (iii) at the time of the transaction, does not give rise to equal taxable and deductible temporary differences.

A deferred tax asset shall be recognised for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised, unless the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination; at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss); and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences. A deferred tax asset shall be recognised for the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and tax liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxation authority.

Employee benefits

2.13.   Employee benefits

Short-term employee benefits

Short-term employee benefits include salaries and social security taxes, paid vacation and bonuses. They are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are presented within current liabilities (other payables).

Post-employment benefits

Post-employment benefits include pensions and retirement benefits for employees, which are covered by contributions of the Company.

The Company has set up a pension plan for its employees which qualifies as Defined Benefit pension plan under IAS 19. In the view of the minimum legal returns guaranteed under such scheme, those plans qualify as Defined Benefits plans. Such pension scheme is treated in accordance with IAS 19 “Employee Benefits” as a defined benefit plan. For defined benefit plans, the amount recognized in the Statement of financial position as a net liability (asset) corresponds to the difference between the present value of future obligations and the fair value of the plan assets.

The present value of the obligation and the costs of services are determined by using the “projected unit credit method” and actuarial valuations are performed at the end of each reporting period. The actuarial calculation method implies the use of actuarial assumptions by the Company, involving the discount rate, evolution of wages, employee turnover and mortality tables. These actuarial assumptions correspond to the best estimations of the variables that will determine the final cost of post-employment benefits. The discount rate reflects the rate of return on high quality corporate bonds with a term equal to the estimated duration of the post-employment benefits obligations. The actuarial calculations of post-employment obligations are performed by independent actuaries.

Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained loss and will not be reclassified to profit or loss.

Share-based compensation

2.14.   Share-based compensation

Equity-settled share-based compensation

The Company operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees. The warrants are accounted for as equity-settled share-based payment plans since the Company has no legal or constructive obligation to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one or several common share of the Company. The warrants are granted for free and have an exercise price which is determined by the Board of Directors of the Company.

The fair value of the employee services received in exchange for the grant of stock options or warrants is determined at the grant date using a Black & Scholes valuation model.

The costs of equity-settled transactions are recognized in employee benefit expense. The total amount to be expensed over the vesting period, if any, with a corresponding increase in the « share-based payment reserve » within equity, is determined by reference to the fair value of the stock options or warrants granted, excluding the impact of any non-market vesting conditions. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the entity’s best estimate of the number of equity instruments that will ultimately vest. At each closing date, the entity revises its estimates of the number of stock options that are expected to become exercisable. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

The proceeds received net of any directly attributable transaction costs are credited to share capital when the stock options or the warrants are exercised. When warrants granted under a share-based compensation plan are exercised or when they are not exercised and have expired, the amount previously recognized under the share-based payment reserve is reclassified to the caption retained loss, within equity.

Leases

2.15.   Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated life and the lease term. Right-of-use assets are subject to impairment, but no impairment has been identified in fiscal year 2023, 2024 and 2025.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of machinery, equipment and buildings (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment and bicycles that are considered of low value (i.e., below €5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term. See note 33.2.

Revenue

2.16.   Revenue

The Company generates revenue from the sale of its Genio system, which is commercialized outside the U.S. and in the U.S. through direct sales to hospitals and via distributors in regions where the Company does not have a direct commercial presence. Revenue is recognized based on the satisfaction of performance obligations identified in customer contracts.

Identification of performance obligations and revenue recognition

Performance obligations are satisfied when control of the Genio system is transferred to the customer, either upon shipment or delivery, depending on contractual terms. The revenue related to the shipment or delivery of the Genio system implants is recognized at a point in time upon transfer of control. Replenishment of additional disposable patches, as well as certain patient-related components from the start of the commercialization in the United States, are supplied after the initial shipment. In such cases, a portion of the transaction price is allocated to these future deliveries based on the relative estimated standalone selling price, with revenue deferred and recognized at a point in time upon transfer of control at shipment or delivery, depending on contractual terms.

A contract liability is recognized for the payment received from a customer which is attributed to the additional replenishment of disposable patches which is recognized when control of the patches is transferred to the customer or patient quarterly following the patient implants and the revenue attributed to the future deliveries of the patient-related components in the United States.

Variable consideration including volume rebates

Revenue is adjusted for variable consideration, including volume-based rebates and other factors influencing the transaction price. In certain cases, customers may qualify for a volume discount, whereby a free Genio system is granted upon meeting or exceeding a specified purchase volume over a 12-month period. The Company allocates a portion of the transaction price to the free Genio system based on its relative standalone selling price, unless it is highly probable that the purchase volume threshold will not be met.

In accordance with IFRS 15, the Company includes variable consideration in the transaction price only to the extent that it is highly probable that a significant revenue reversal will not occur once uncertainty related to that consideration is resolved.

The Company provides customers with a limited right of return for products in case of non-conformity or performance issues. Given the historically immaterial volume of returns, no revenue reduction has been recorded related to variable considerations for returns.

Warranty obligations

The Company provides a three-year assurance-type warranty on the Genio system for defects that existed at the time of sale. These warranties are accounted for as provisions under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. These warranties does not give rise to a separate performance obligations as they do not represent a distinct service-type warranty. The impact of these warranty obligations is immaterial.

Provisions

2.17.   Provisions

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of past events, when it is probable that an outflow of economic benefits will be required to settle the obligation, and when a reliable estimate of the amount can be made.

The Company has a constructive obligation arising from its business practices related to the replenishment of certain consumable components. While no contractual obligation exists, new business practices have created a valid expectation among customers that these components will continue to be supplied past the agreed contractual terms. As a result, a provision has been recognized to reflect the estimated future costs associated with fulfilling this obligation until reimbursement mechanisms are formalized. The cost is included in selling, general and administrative expenses in the consolidated income statement.

The provision is measured based on management’s best estimate of the expected costs required to settle the obligation, considering available historical data and anticipated future developments. The Company will reassess the provision at each reporting date to reflect changes in expected usage, cost assumptions, and regulatory developments.

Recoverable cash advances and other government grants

2.18.   Recoverable cash advances and other government grants

The Company received the support from a governmental agency, in this case the Walloon Region (“Region”), under the form of recoverable cash advances. Recoverable cash advances are aimed at supporting specific development programs. As part of this support, an agreement is concluded with the Region consisting in three distinct phases being a research phase, a decision phase and an exploitation phase. During the research phase, the Company receives funds from the Region based on eligible expenses incurred by the Company.

At the end of the research phase, there is a decision phase of six months, allowing the Company to decide whether or not it will use the results of the research phase.

●	If the Company decides not to use the results of the research phase, it has to notify the Region and transfer to the Region the rights associated with the research phase. Accordingly, the advances received are not to be reimbursed.
●	If the Company decides to use the results of the research phase, it will enter into the exploitation phase. In such a situation, the advances received become refundable through a fixed repayment part (30%) and a variable repayment scheme (0.224%-0.45%). The fix part is repayable unconditionally in accordance with a reimbursement plan. The variable part is dependent on the success of the project, i.e. based on a percentage on sales generated by the product that has benefited from the research.
●	Reimbursements (fixed and variable) to be made by the Company (interests included) may represent up to 2 times the amount of cash advance received, depending on the level and the timing of the sales.

At inception, recoverable cash advances are recognized as financial liability at fair value when received. To determine the fair value of the cash advances received, the Company estimates future cash outflows considering (i) assumptions regarding the estimation of the timing and the probability of the future sales or (ii) the probability that the Company will notify the Walloon Region whether it will decide or not to use the results of the research phase and (iii) an appropriate discount rate.

At inception, if the fair value of the liability exceeds the amounts of the cash received, the difference is recognized in the income statement as operating expenses. If the amount of cash received would exceed the fair value of the liability, the difference would be considered as a government grant, being recognized in the income statement as operating income on a systematic basis in order to match the expenses incurred.

Subsequently, at each closing date, the financial liability is measured at amortized cost. When the estimated contractual cash flows are changed, the entity recalculates the gross carrying amount of the financial liability as the present value of the adjusted cash flows discounted at the original effective interest rate. The difference between the recalculated carrying amount and the initial carrying amount is included in the caption “other operating income/expenses” in the consolidated income statement and in the financial expenses for the impact of the discounting. When changing the estimated contractual cash flows, the Company reviews if there are indicators, either positive or negative, influencing the estimation of the timing and level of the future sales of the products benefiting from the support of the Walloon Region.

When repayment of recoverable cash advances may be forgiven, the liability component of recoverable cash advances is treated as a government grant and taken to income only when there is reasonable assurance that the entity will meet the terms for forgiveness of the advance.

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is deducted from the carrying amount of the asset and is reflected in the income statement as a reduction in the amortization expense of the asset concerned on a systematic basis over the life of the asset.

Segment reporting

2.19.   Segment reporting

Based on the organizational structure, as well as the nature of financial information available and reviewed by the Company’s chief operating decision makers to assess performance and make decisions about resource allocations, the Company has concluded that its total operations represent one reportable segment. The chief operating decision maker is the CEO.

Significant events and transactions of the reporting period

2.20.   Significant events and transactions of the reporting period

On August 8, 2025, the Company announced that the U.S. Food and Drug Administration (“FDA”) approved the Company’s Genio system for the treatment of obstructive sleep apnea in a subset of patients with moderate to severe disease. Following this approval, the Company announced the official launch of U.S. commercialization of Genio.

On November 13, 2025 the Company announced financing commitments comprised of equity financing of approximately €22 million and a convertible bond financing of up to €45 million. The equity financing consists of (i) a €17 million private placement through the issuance of 4,265,714 new ordinary shares at a subscription price of €4.00 per share, and (ii) a USD 5.6 million registered direct offering through the issuance of 1,215,964 new ordinary shares at USD 4.6304 per share.